Related Parties - Additional Information (Details) - USD ($) $ in Thousands	Sep. 22, 2025	Aug. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans payable, noncurrent			$ 49,433,467	$ 37,900,873
Debt conversion, description		(a) the sum of the aggregate amount of the Outstanding Indebtedness and the amount that is equal to 10% of such aggregate amount of the Outstanding Indebtedness divided by (b) $11.00 (rounded up to the nearest whole share).
Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Related Party Transaction [Line Items]
Principal balance		$ 54,200
Conversion of shares		542,361
Scilex Holding Company [Member] | Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Transition services fees	$ 2,000
Percentage of transition services	10.00%
Maximum [Member]
Related Party Transaction [Line Items]
Loans payable, noncurrent				$ 60,000,000
Series A Preferred Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Related Party Transaction [Line Items]
Conversion of shares		5,423,606